Investments Accounted for Using Equity Method - Summary of Investments Accounted for Using Equity Method (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Equity Method Investments [Line Items]
Beginning balance	¥ 23,897
Ending balance	28,849	$ 4,125	¥ 23,897
Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Beginning balance	23,897		13,450
Additions	10,200		14,800
Shares of results of equity method investees	(5,248)		(4,353)
Ending balance	¥ 28,849	$ 4,125	¥ 23,897